Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	$ 1,306
Balance	1,233	$ 1,306
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	23,582	23,576
Acquisitions - self development	273	162
Disposals	(574)
Translation differences	159	(156)
Balance	23,440	23,582
Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	22,276	21,935
Amortization for the year	185	383
Disposals	(308)
Translation differences	54	(42)
Balance	22,207	22,276
Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	1,306	1,641
Balance	1,233	1,306
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	21,880	21,914
Acquisitions - self development
Acquisitions - business combination
Disposals	(319)
Translation differences	25	(34)
Balance	21,586	21,880
Goodwill [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	21,545	21,455
Amortization for the year		94
Disposals	(95)
Translation differences	5	(4)
Balance	21,455	21,545
Goodwill [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	335	459
Balance	131	335
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	1,248	1,153
Acquisitions - self development	273	162
Disposals	(45)
Translation differences	84	(67)
Balance	1,560	1,248
Software [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	524	445
Amortization for the year	170	107
Disposals	(45)
Translation differences	37	(28)
Balance	686	524
Software [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	724	708
Balance	874	724
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	454	509
Acquisitions - self development
Disposals	(210)
Translation differences	50	(55)
Balance	294	454
Others [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	207	35
Amortization for the year	15	182
Disposals	(168)
Translation differences	12	(10)
Balance	66	207
Others [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	247	474
Balance	$ 228	$ 247